BUSINESS COMBINATIONS - Schedule of Impact of Open Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Acquisitions/disposals	$ (3,556)	$ (3,142)
Open Acquisitions
Disclosure of detailed information about business combination [line items]
Intangible Assets recognized		50,121
Goodwill		(58,610)
Other financial liabilities - decrease in contingent consideration		28,912
Acquisitions/disposals		(11,392)
Non-controlling interest		(9,065)
Indemnification		11,922
Contingent consideration subject to adjustment		(11,888)
Contingent consideration subject to adjustments, deductions and withholdings		29,387
Experience IT, GUT and Iteris
Disclosure of detailed information about business combination [line items]
Intangible Assets recognized		$ 41,528